SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation [Abstract]
Schedule of Estimated Useful Life	Estimated useful lives are as follows:
Buildings	8 - 35 years
Machinery and equipment	3 - 15 years
Motor vehicles	4 - 8 years